Debt - Short-Term Notes Payable Narrative (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) Loan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Short-Term Debt [Line Items]
Unamortized debt issuance costs		$ 233,000
Interest expense		21,183,000	$ 22,223,000
Notes Payable to Banks
Short-Term Debt [Line Items]
Interest rate	7.75%
Number of short-term loan agreements | Loan	2
Debt instrument, term	6 months
Unamortized debt issuance costs		0	4,000
Amortization of debt issuance costs		31,000	175,000
Interest expense		$ 489,000	$ 928,000
Notes Payable to Banks | Bank 2, Loan 1
Short-Term Debt [Line Items]
Principal amount	$ 8,000,000			$ 8,000,000
Notes Payable to Banks | Bank 2, Loan 2
Short-Term Debt [Line Items]
Principal amount	$ 6,400,000			$ 6,400,000